Earnings Per Share	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Earnings Per Share
Earnings Per Share

Note 9:    Earnings Per Share

Earnings (Loss) per Share (“EPS”) is calculated by dividing the net earnings or loss attributable to shareholders by the weighted average shares outstanding. As the Company was in a loss position for the nine months ended September 30, 2021 and 2020, the Company has determined all potentially dilutive shares would be anti-dilutive in these periods and therefore are excluded from the calculation of diluted weighted average shares outstanding. This results in the calculation of weighted average shares outstanding to be the same for basic and diluted EPS.

Potentially dilutive securities of approximately 264,513 and 261,342 for the nine months ended September 30, 2021 and 2020, respectively, were not included in the computation of diluted EPS because their effect would have been anti-dilutive.

The following is a calculation of EPS:

	Nine Months Ended
	September 30,
Dollars in thousands, except per share amounts	2021	2020
Basic and Diluted EPS
Net loss attributable to shareholders	$(92,938)	$(39,135)
Weighted average shares outstanding for basic and diluted loss per share	30,839,870	27,870,539
Basic and diluted loss per common share attributable to shareholders	$(3.01)	$(1.40)

Note 10:   Earnings Per Share

Earnings (Loss) per Share (“EPS”) is calculated by dividing the Net earnings or loss attributable to shareholders by the weighted average shares outstanding. As the Company was in a loss position for the years ended December 31, 2020 and 2019, the Company has determined all potentially dilutive shares would be anti-dilutive in these periods and therefore are excluded from the calculation of diluted weighted average shares outstanding. This results in the calculation of weighted average shares outstanding to be the same for basic and diluted EPS.

Potentially dilutive securities of approximately 325 thousand and 376 thousand for the years ended December 31, 2020 and 2019, respectively, were not included in the computation of diluted EPS because their effect would have been anti-dilutive.

The following is a calculation of EPS (in thousands, except share and per share amounts):

	Year ended December 31,
	2020	2019	2018
Basic EPS
Net (loss) income attributable to shareholders	$(69,503)	$(7,567)	$61,453
Weighted average shares outstanding for basic earnings (loss) per share	27,906,742	27,779,339	27,623,415
Basic earnings (loss) per common shares attributable to shareholders	$(2.49)	$(0.27)	$2.22
Diluted EPS
Net (loss) income attributable to shareholders	$(69,503)	$(7,567)	$61,453
Weighted average shares outstanding for basic earnings (loss) per share:	27,906,742	27,779,339	27,623,415
Dilutive effect of restricted stock units	—	—	573,993
Weighted average shares outstanding for diluted earnings (loss) per share	27,906,742	27,779,339	28,197,409
Diluted earnings (loss) per common share attributable to shareholders	$(2.49)	$(0.27)	$2.18